Inventories (Details) - Schedule of inventories - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Inventories (Details) - Schedule of inventories [Line Items]
Inventories Current	$ 292,532	$ 797,690
Inventories Non- current	1,266,587	1,722,349
Net	1,559,119	2,520,039
Raw materials and stores (Colostrum) [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories Current
Inventories Non- current	1,266,587	1,722,349
Net	1,266,587	1,722,349
Work in progress [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories Current		117,576
Inventories Non- current
Net		117,576
Finished goods (Travelan and Protectyn) [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories Current	292,532	680,114
Inventories Non- current
Net	$ 292,532	$ 680,114